Major Customers - Group's Major Customers (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers [Line Items]
Revenue	¥ 3,239,167	¥ 2,614,349	¥ 1,933,836
China Petrochemical Corporation and its fellow subsidiaries [member]
Disclosure of major customers [Line Items]
Revenue	¥ 121,312	¥ 136,500	¥ 98,636
Percentage of Total revenue	4.00%	5.00%	5.00%
CNPC and its fellow subsidiaries [Member]
Disclosure of major customers [Line Items]
Revenue	¥ 81,112	¥ 69,058	¥ 63,623
Percentage of Total revenue	2.00%	3.00%	3.00%
Customers [member]
Disclosure of major customers [Line Items]
Revenue	¥ 202,424	¥ 205,558	¥ 162,259
Percentage of Total revenue	6.00%	8.00%	8.00%